Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 2 - Basis of Preparation of the Financial Statements

Note 2 - Basis of Preparation of the Financial Statements

A. Statement of compliance with International Financial Reporting Standards

The consolidated financial statements were prepared by ICL in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Boards (IASB).

The consolidated financial statements were authorized for issuance by the Company’s Board of Directors on March 4, 2020.

B. Functional and presentation currency

The consolidated financial statements are presented in United States Dollars (“US Dollars”; $), which is the functional currency of the Company and have been rounded to the nearest million, except when otherwise indicated. Items included in the consolidated financial statements of the Company are measured using the currency of the primary economic environment in which the individual entity operates (“the functional currency”).

Note 2 - Basis of Preparation of the Financial Statements (cont’d)

C. Basis of measurement

The consolidated financial statements were prepared using the depreciated historical cost basis except for the following assets and liabilities: Financial instruments, derivatives and other assets and liabilities measured at fair value through profit or loss, Financial instruments measured at fair value through other comprehensive income, non-current assets held-for-sale, Investments in associates and joint ventures, deferred tax assets and liabilities, provisions and assets and liabilities in respect of employee benefits.

For further information regarding the measurement of assets and liabilities, see Note 3.

D. Operating cycle

The Company’s regular operating cycle is up to one year. As a result, the current assets and the current liabilities include items for which the realization is intended and anticipated to take place within one year.

E. Use of estimates and judgment

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The evaluation of accounting estimates used in the preparation of ICL’s financial statements requires management of the Company to make assumptions regarding laws interpretations which apply to the Company, circumstances and events involving considerable uncertainty. Management of the Company prepares the estimates based on past experience, various facts, external circumstances, and reasonable assumptions relating to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Note 2 - Basis of Preparation of the Financial Statements (cont'd)

E. Use of estimates and judgment (cont'd)

Information about assumptions made by ICL with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following table:

Estimate	Principal assumptions	Possible effects	Reference
Concessions, permits and business licenses

Forecast of obtaining renewed concessions, permits and business licenses which constitute the basis for the Company's continued operations and the Company's expectations regarding the holding of the operating assets by it and / or by a subsidiary until the end of their useful lives

		Impact on the value of the operation, depreciation periods and residual values of related assets.	See Note 19 regarding contingent liabilities.
Recoverable amount of a cash generating unit, among other things, containing goodwill	Expected cash-flow forecasts, discount rate, market risk and the forecasted growth rate.	Change in impairment loss.	See Note 12 regarding impairment testing.
Uncertain tax positions

The extent of the certainty that ICL’s tax positions will be accepted and the risk of it incurring any additional tax and interest expenses. This is based on an analysis of several matters, including interpretations of tax laws and the Company’s experience.

		Recognition of additional income tax expenses.	See Note 16 regarding taxes on income.
Assessment of probability of contingent and environmental liabilities including cost of waste removal/restoration

Whether it is more likely than not that an outflow of economic resources will be required in respect of potential liabilities under the environmental protection laws and legal claims pending against ICL and the estimation of their amounts. The waste removal/ restoration obligations depend on the reliability of the estimates of future removal costs and interpretation of regulations.

		Creation, adjustment or reversal of a provision for a claim and/or environmental liability including cost of waste removal/restoration.	See Note 19 regarding contingent liabilities.
Mineral reserves and resource deposits

Quantities and qualities estimated of mineral reserves and resource deposits are based on engineering, economic and geological data that is compiled and analyzed by the Company’s engineers and geologists.

		Impact on the useful life of the assets relating to the relevant activity.	See Note 19 regarding contingent liabilities.
Post-employment employee benefits	Actuarial assumptions such as the discount rate, future salary increases and future pension changes.	An increase or decrease in the post-employment defined benefit obligation.	See Note 17 regarding employee benefits.

Note 2 - Basis of Preparation of the Financial Statements (cont'd)

F. Changes in accounting policies

  Initial application of IFRS 16, Leases (hereinafter – “IFRS 16” or the "Standard")

As from January 1, 2019 ICL applies International Financial Reporting Standard 16, Leases, which replaced International Accounting Standard 17, Leases.

The main effect of the standard’s application is reflected in annulment of the existing requirement from lessees to classify leases as operating (off-balance sheet) or finance leases and the presentation of a unified model for lessees to account for all leases similarly to the accounting treatment of finance leases in the previous standard. In accordance with IFRS 16, for agreements in which the Company is the lessee, the Company recognizes a right-of-use asset and a lease liability at the inception of the lease contract for all the leases in which the Company has a right to control identified assets for a specified period of time, other than exceptions specified in the Standard.

The Company elected to apply the Standard using the retrospective approach, without a restatement of comparative data.

Application of the Standard did not have a material effect on the Company's financial statements, though it may have an effect on the classification and measurement of future lease transactions.

  IFRIC 23, Uncertainty Over Income Tax Treatments (hereinafter – “IFRIC 23”)

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IAS 12 for uncertainties regarding income taxes. According to IFRIC 23, when determining the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments, the entity should assess whether it is probable that the tax authority will accept its tax position. Insofar as it is probable that the tax authority will accept the entity’s tax position, the entity will recognize the tax effects on the financial statements according to that tax position. On the other hand, if it is not probable that the tax authority will accept the entity’s tax position, the entity is required to reflect the uncertainty in its accounts by using one of the following methods: the most likely outcome or the expected value. IFRIC 23 clarifies that when the entity examines whether or not it is probable that the tax authority will accept the entity’s position, it is assumed that the tax authority with the right to examine any amounts reported to it will examine those amounts and that it has full knowledge of all relevant information when doing so. Furthermore, according to IFRIC 23 an entity has to consider changes in circumstances and new information that may change its assessment. IFRIC 23 also emphasizes the need to provide disclosures of the judgments and assumptions made by the entity regarding uncertain tax positions.

IFRIC 23 is applied using the cumulative effect approach. The application of IFRIC 23 did not have a material effect on the financial statements.